Other Liabilities - Schedule of Other Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Other Liabilities [Abstract]
Consumption tax payables	¥ 8,474	¥ 9,118
Accrued bonuses	6,327	4,647
Accrued paid leave	4,968	4,105
Contract liabilities	4,295	2,900
Other tax payables	1,484	819
Other	1,567	1,672
Total	¥ 27,115	¥ 23,261